Description of the Business and Relevant Events	12 Months Ended
Dec. 31, 2024
Description of the Business and Relevant Events [Abstract]
Description of the Business and Relevant Events
Note 1. Description of the Business and Relevant Events

I.	Corporate Information

América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under the laws of Mexico on September 25, 2000. The Company provides its services in 23 countries or territories. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access, Pay TV, over the top (OTT) and other related services. The Company also sells equipment, accessories and computers.

•	Voice services provided by the Company, both wireless and fixed, mainly include the following: airtime, local, domestic and international long-distance services, and network interconnection services.

•	Data services include value added, corporate networks, data and Internet services.

•	Pay TV represents basic services, as well as pay per view and additional programming and advertising services.

•	AMX provides other related services to advertising in telephone directories, publishing and call center services.

•	The Company also provides video, audio and other media content that is delivered through the internet directly from the content provider to the end user.

In order to provide these services, América Móvil has licenses, permits and concessions (collectively referred to herein as “licenses”) to build, install, operate and exploit public and/or private telecommunications networks and provide miscellaneous telecommunications services (mostly mobile and fixed voice and data services) and to operate frequency bands in the radio-electric spectrum for point-to-point and point-to-multipoint microwave links. The Company holds licenses in the 23 countries where it has networks, and such licenses have different dates of expiration through 2056.

Certain licenses require the payment to the respective governments of a share in sales determined as a percentage of revenues from services under concession. The percentage is set as either a fixed rate or in some cases based on certain size of the infrastructure in operation.

The corporate offices of América Móvil are located in Mexico City, Mexico, at Lago Zurich 245, Colonia Ampliación Granada, Alcaldía Miguel Hidalgo, 11529, Mexico City, Mexico.

The accompanying consolidated financial statements were approved for their issuance by the Company’s Board of Directors and the Chief Financial Officer on May 14, 2025 and subsequent events have been considered through that date.

II.	Relevant events in 2024

a) On February 1, 2024, the Company issued a 10-year sustainable bond in an amount of Ps. 20.0 billion and with a 10.30% coupon under its global peso notes program.

b) On February 13, 2024, the Company renewed its U.S.$ 2.5 billion (Ps. 42.7 billion) revolving credit facility with a maturity in February 2029.

c) On March 2, 2024, the Company’s € 2.1 billion (Ps. 37.9 billion) bond exchangeable into Koninklijke KPN N.V. (hereinafter, KPN) shares matured. Prior to maturity, the Company received notification from all bondholders exercising their right to call the KPN shares at the strike price of € 3.1185. The Company delivered its KPN shares to the shareholders and has ceased to have an equity investment in KPN. In connection with this transaction, the Company recognized a loss in the consolidated statements of comprehensive income of Ps. 2.6 billion, see Note 4.

d) On March 15,2024, Claro Brasil issued a R$ 2.5 billion (Ps. 8.4 billion) IPCA (Extended National Consumer Price Index) + 5.7687% debenture maturing in 2029.

e) On March 22, 2024, the Company launched an issuance of (Global Peso Notes), registered with both the Securities and Exchange Commission in the United States of America (“SEC”) and the National Banking and Securities Commission (“CNBV” for its acronym in Spanish) in México, placing a bond of Ps. 17.5 billion, for five years, at a rate of 10.125%. This is equivalent to approximately U.S.$ 1 billion, maturing in March 2029. The notes issued under this program since June 2023 total Ps. 54.5 billion.

f) On April 29, 2024, the shareholders approved i) the payment of an ordinary dividend of Ps. 0.48 (forty-eight peso cents) per share, in two equal installments, on each share of its capital stock, series “B, and ii) the allocation of Ps. 15,000,000 to the share-buyback fund for the April 2024 - April 2025 period, adding to such amount the outstanding balance of the buyback program for the period April 2023 – April 2024. Pursuant to this resolution, the buyback program fund for April 2024 – April 2025 period equals Ps. 15,276,000.

g) On September 11, 2024, the Company announced that its subsidiary Radiomóvil Dipsa, S.A. de C.V. (“Telcel”), was notified of a resolution issued by the Federal Telecommunications Institute (Instituto Federal de Telecomunicaciones, or “IFT”) regarding an investigation initiated by a competitor in 2021, for the alleged commission of relative monopolistic practices in the market for the commercialization of telecommunications services and mobile terminals in Colima, Jalisco and Michoacán. Through this resolution a fine is imposed to Telcel for an amount of Ps. 90.6 million. Telcel denies having committed the practice referred to in the resolution, which is supported by baseless statements of the competitor, and questions the way in which the investigation was carried out over the years by the Investigation Authority (Autoridad Investigadora) of the IFT. Telcel has challenged the applicable resolution by the Supreme Court and a final resolution is pending.

h) On October 3, 2024, the Company received approval from the National Economic Prosecutor’s Office of the Republic of Chile (Fiscalía Nacional Económica) to take control of Claro Chile, SpA, which until October 31, 2024 was a 50:50 joint venture with Liberty Latin America. Accordingly, the Company started consolidating Claro Chile, SpA into its operations effective on October 31, 2024. Through the conversion into equity of all outstanding loans from AMX to Claro Chile, SpA, AMX had a 91.62% controlling interest in Claro Chile, SpA and LLA had the remaining 8.38% non-controlling interest. The shareholders’ agreement entered into between AMX and LLA reflects a governance structure and terms consistent with such equity interests in Claro Chile, SpA, see Note 12 b. On December 20, 2024, the Company increased its subsidiary’s capital by CLP$ 252.9 billion (Ps. 5,313,282), raising its ownership from 91.62% to 94.88%.